Short-Term Investments - Schedule of Gross Unrealized Losses and Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2018
Schedule Of Available For Sale Securities [Line Items]
Fair value	$ 69,566	$ 38,589
Unrealized losses	(676)	(48)
Corporate Bonds
Schedule Of Available For Sale Securities [Line Items]
Fair value	51,296	21,396
Unrealized losses	(571)	(26)
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Fair value		7,977
Unrealized losses		(10)
Asset-Backed Securities
Schedule Of Available For Sale Securities [Line Items]
Fair value	18,270	9,216
Unrealized losses	$ (105)	$ (12)